Expense Example (Optimized All Cap Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Optimized All Cap Trust
Expense Example:
Year 1	$ 78
Year 3	243
Year 5	422
Year 10	942
Series II, Optimized All Cap Trust
Expense Example:
Year 1	98
Year 3	306
Year 5	531
Year 10	1,178
Series NAV, Optimized All Cap Trust
Expense Example:
Year 1	73
Year 3	227
Year 5	395
Year 10	$ 883